VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
Net Book Value of Vessels and Equipment
(in thousands of $)	2012	2011
Cost	954,992	881,598
Accumulated depreciation	(247,845)	(219,577)
Net book value	707,147	662,021